NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Property and Equipment: Schedule of Property and Equiipment Useful Life (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Property and Equiipment Useful Life
Useful Life
Buildings	10 years
Leasehold improvement	10 years
Machinery equipment	5 - 10 years
Transportation vehicles	5 years
Office equipment and furniture	5 years